United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


               Date of Reporting Period: Six months ended 5/31/04


Item 1.     Reports to Stockholders



EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)

 Principal                                                          Value in
 Amount                                                             U.S.
                                                                    Dollars
------------------------------------------------------------------------------

             Corporate Bonds--22.3%
             Banking--1.0%
$ 1,000,000  Banco Mercantil Norte CI, Series 144A, 5.875%,
             2/17/2014                                             $   970,160
             Brewing--1.8%
  1,700,000  Bavaria, Series 144A, 8.875%, 11/1/2010                 1,721,250
             Broadcast Radio & TV--2.0%
  1,900,000  Grupo Televisa SA, Sr. Note, 8.500%, 3/11/2032          1,935,625
             Cable & Wireless Television--0.8%
    360,000  Innova S De R.L., 9.375%, 9/19/2013                       373,500
    398,933  Innova S De R.L., Sr. Note, 12.875%, 4/1/2007             400,928
                 Total                                                 774,428
             Container & Glass Products--2.1%
    600,000  Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007       597,000
  1,600,000  Vitro SA, Note, Series 144A, 11.750%, 11/1/2013         1,464,000
                 Total                                               2,061,000
             Oil & Gas--8.6%
  1,500,000  Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034    1,481,250
  1,440,000  Gazprom, Note, Series 144A, 9.625%, 3/1/2013            1,484,496
  2,500,000  Pemex Project Funding Master, Company Guarantee,
             7.375%, 12/15/2014                                      2,537,500
  1,000,000  Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022   1,100,600
  2,200,000 1Petrozuata Finance Inc., Company Guarantee, Series
             144A, 8.220%, 4/1/2017                                  1,859,000
                 Total                                               8,462,846
             Paper Products--0.6%
    600,000 2Corporacion Durango SA De CV, Sr. Note, 13.125%,
             8/1/2006                                                  319,500
    500,000 2Corporacion Durango SA De CV, Sr. Note, Series 144A,
             13.750%, 7/15/2009                                        266,250
                 Total                                                 585,750
             Steel--1.3%
  1,500,000 1CSN Islands VIII Corp., Company Guarantee, Series
             144A, 9.750%, 12/16/2013                                1,256,250
             Telecommunications & Cellular--2.4%
  1,000,000  Mobile Telesystems, Series 144A, 8.375%, 10/14/2010       946,400
  1,300,000  Philippine Long Distance Telephone Co., Sr. Unsub.,
             11.375%, 5/15/2012                                      1,410,500
                 Total                                               2,356,900
             Utilities--1.7%
  1,700,000  CIA Saneamento Basico, Note, Series 144A, 12.000%,
             6/20/2008                                               1,678,750
                 Total Corporate Bonds (identified cost             21,802,959
                 $22,404,804)

             Governments/Agencies--70.0%
             Government Agency--0.7%
    600,000  Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012     643,500
             Sovereign--69.3%
  3,300,000  Brazil, Government of, 14.500%, 10/15/2009              3,753,750
  3,987,418  Brazil, Government of, C Bond, 8.000%, 4/15/2014        3,551,194
  3,400,000  Brazil, Government of, Note, 12.000%, 4/15/2010         3,536,000
  1,100,000  Brazil, Government of, Unsub., 11.00%, 8/17/2040          991,100
  1,100,000 1Bulgaria, Government of, Bond, 8.25%, 1/15/2015         1,237,500
  1,780,000  Colombia, Government of, 10.00%, 1/23/2012              1,793,350
  1,000,000  Colombia, Government of, 10.75%, 1/15/2013              1,040,000
    900,000  El Salvador, Government of, Bond, 8.25%, 4/10/2032        832,500
    900,000 1Guatemala, Government of, Note, 9.25%, 8/1/2013           918,000
  3,600,000  Mexico, Government of, Bond, 8.00%, 9/24/2022           3,766,500
  1,500,000  Mexico, Government of, Bond, 8.30%, 8/15/2031           1,586,625
  2,000,000  Mexico, Government of, Bond, 11.50%, 5/15/2026          2,792,500
  1,400,000  Mexico, Government of, Note, 7.50%, 1/14/2012           1,524,600
  3,650,000  Mexico, Government of, Note, 8.375%, 1/14/2011          4,170,125
  2,400,000  Mexico, Government of, Note, 9.875%, 2/1/2010           2,919,000
    670,000  Panama, Government of, Bond, 9.375%, 1/16/2023            673,350
  1,880,000  Peru, Government of, Note, 9.875%, 2/6/2015             1,908,200
  1,000,000  Philippines, Government of, 9.375%, 1/18/2017           1,017,700
    750,000  Philippines, Government of, 9.875%, 1/15/2019             746,475
  1,200,000  Philippines, Government of, Note, 8.25%, 1/15/2014      1,137,600
  1,225,000  Philippines, Government of, Note, 10.625%, 3/16/2025    1,262,240
  3,950,000  Russia, Government of, 8.25%, 3/31/2010                 4,272,123
  2,900,000  Russia, Government of, 10.00%, 6/26/2007                3,287,585
  7,000,000 1Russia, Government of, Unsub., 5.00%, 3/31/2030         6,373,150
  1,000,000  Russia, Government of, Unsub., 12.75%, 6/24/2028        1,456,000
  1,050,000  Turkey, Government of, 9.50%, 1/15/2014                 1,050,000
  1,810,000  Turkey, Government of, 11.00%, 1/14/2013                1,950,275
  1,450,000  Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009   1,634,875
  1,288,023  Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007     1,402,464
  3,500,000  Venezuela, Government of, 10.75%, 9/19/2013             3,403,750
  1,150,000  Venezuela, Government of, Bond, 9.25%, 9/15/2027          974,625
    850,000  Venezuela, Government of, Par Bond, 6.75%, 3/31/2020      739,500
                 Total                                              67,702,656
                 Total Governments/Agencies                         68,346,156
                  (identified cost $67,836,264)

             Repurchase Agreement--4.0%
  3,937,000  Interest in $1,500,000,000 joint repurchase
             agreement with Banc of America Securities LLC,
             1.05%, dated 5/28/2004, to be repurchased at
             $3,937,459 on 6/1/2004, collateralized by U.S.
             Government Agency Obligations with various
             maturities to 10/1/2033, collateral market value
             $1,530,039,205 (at amortized cost)                       3,937,000
                 Total Investments--96.3%                            94,086,115
                  (identified cost $94,178,068)3
                 other assets and liabilities--net--3.7%              3,627,547
                 total net assets--100%                             $97,713,662
-------------------------------------------------------------------------------

     1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $11,643,900 which represents 11.9% of net assets.

     2    Non-income producing security.

     3    The  cost  of  investments   for  federal  tax  purposes   amounts  to
          $94,419,137.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements





EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value
(identified cost $94,178,068)                                     $    94,086,115
Cash                                                                          552
Income receivable                                                       1,952,376
Receivable for investments sold                                         2,811,834
     TOTAL ASSETS                                                      98,850,877
Liabilities:
Payable for investments purchased               $   1,106,968
Payable for transfer and dividend
disbursing agent fees and expenses
-------------------------------------------
(Note 5)                                                2,375
Payable for Director's/Trustee's fees                     687
Accrued expenses                                       27,185
     TOTAL LIABILITIES                                                  1,137,215
Net assets for 6,956,728 shares outstanding                            97,713,662
Net Assets Consist of:
Paid in capital                                                        66,879,678
Net unrealized depreciation of investments                               (91,953)
Accumulated net realized gain on
investments                                                            11,116,437
Undistributed net investment income                                    19,809,500
     TOTAL NET ASSETS                                                  97,713,662
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$97,713,662 / 6,956,728 shares outstanding                                 $14.05

---------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Interest                                                                $     4,566,753
Expenses:
Administrative personnel and
services fee (Note 5)                             $          41,819
Custodian fees                                               20,397
Transfer and dividend
disbursing agent fees and
expenses (Note 5)                                             7,797
Directors'/Trustees' fees                                     4,808
Auditing fees                                                 8,519
Legal fees                                                    3,345
Portfolio accounting fees (Note
5)                                                           35,829
Insurance premiums                                            3,935
Miscellaneous                                                 1,250
     TOTAL EXPENSES                                         127,699
Waiver and Reimbursement (Note
5):
Waiver of administrative
personnel and services fee           $      (41,819)
Reimbursement of other
operating expenses                          (55,044)
     TOTAL WAIVER AND
REIMBURSEMENT                                               (96,863)
Net expenses                                                                     30,836
Net investment income                                                         4,535,917
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                                   3,602,347
Net change in unrealized
appreciation of investments                                                 (11,139,747)
Net realized and unrealized
loss on investments                                                          (7,537,400)
Change in net assets resulting
from operations                                                      $       (3,001,483)


See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      Six
                                             Months Ended
                                              (unaudited)           Year Ended
                                                5/31/2004           11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                    $       4,535,917     $     9,186,509
Net realized gain on investments                3,602,347            5,253,640
Net change in unrealized
appreciation/depreciation of
investments                                   (11,139,747)          11,721,465
     CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                           (3,001,483)           26,161,614
Share Transactions:
Proceeds from sale of shares                    6,212,000           67,180,000
Cost of shares redeemed                       (36,553,000)        (42,800,000)
     CHANGE IN NET ASSETS RESULTING
     FROM SHARE TRANSACTIONS                 (30,341,000)           24,380,000
Change in net assets                         (33,342,483)           50,541,614
Net Assets:
Beginning of period                           131,056,145           80,514,531
End of period (including
undistributed net investment income
of $19,809,500 and $15,273,583,
respectively)                            $     97,713,662      $   131,056,145

==============================================================================

See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                Six
                                Months
                                Ended            Year       Period
                                (unaudited)     Ended       Ended
                                5/31/2004     11/30/2003    11/30/2002 1

Net Asset Value, Beginning
of Period                        $14.39         $10.98     $10.00

Income From Investment
Operations:

Net investment income            1.17           0.85       0.83 2

Net realized and
unrealized gain (loss) on        (1.51)         2.56       0.15 2
investments

    TOTAL FROM INVESTMENT
    OPERATIONS                   (0.34)         3.41       0.98

Net Asset Value, End of Period   $14.05         $14.39     $10.98

Total Return3                    (2.36)%        31.06%     9.80%

Ratios to Average Net Assets:

Expenses                         0.05 %4        0.05%      0.05% 4

Net investment income            8.08 %4        8.85%      10.58 2,4

Expense
waiver/reimbursement5            0.17 %4        0.23%      0.42% 4

Supplemental Data:

Net assets, end of period
(000 omitted)                    $97,714        $131,056   $80,515

Portfolio turnover               22%            97%        178%

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (unaudited)

1. ORGANIZATION

Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund.

The Fund's primary investment objective is to achieve total return on assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing in an unhedged portfolio of foreign, high-yield, fixed income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, Distributions and Tax

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contraibutions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. Contributions/withdrawals

Transactions in shares were as follows:

                                         Six
                                         Months
                                         Ended
                                         (unaudited)   Year Ended
                                         5/31/2004     11/30/2003

Proceeds from contributions              415,198         5,035,032
Fair value of withdrawals                (2,565,318)   (3,257,885)
total change resulting from              (2,150,120)     1,777,147
contributions/withdrawals

4. FEDERAL TAX INFORMATION

At May 31, 2004 the cost of investments for federal tax purposes was $94,419,137. The net unrealized depreciation of investments for federal tax purposes was $333,022. This consists of net unrealized apreciation from investments for those securities having an excess of value over cost of $2,541,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,874,817.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling ("FIC"), is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp., ("FGIMC"). The Adviser provides investment adviser services at no fee. FIC and FGIMC may voluntarily choose to reimburse certain operating expenses of the Fund. FIC and FGIMC can modify or terminate this reimbursement at any time at their sole discretion.

Administrative Fee

Federated Administrative Services, Inc. ("FASI"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive certain operating expenses of the Fund. FASI can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases                                                  $24,254,576
Sales                                                      $45,294,603

7. CONCENTRATION OF CREDIT RISK

Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities on non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

                   Percentage of
Country              Net Assets
Mexico                 26.2%
Russia                 19.8%
Brazil                 15.1%
Venezuela               7.1%
Philippines             5.7%
Colombia                4.7%
Turkey                  4.7%
Peru                    2.0%
Ukraine                 1.4%
Bulgaria                1.3%
Malaysia                1.1%
Guatemala               0.9%
El Salvador             0.9%
Panama                  0.7%
Tunisia                 0.7%

8. Legal Proceedings

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.












CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)

 Shares                                                                  Value
------------------------------------------------------------------------------
             Common Stocks--98.8%
             Consumer Discretionary--9.2%
$    34,900  Clear Channel Communications, Inc.                    $ 1,385,530
     80,200  Home Depot, Inc.                                        2,880,784
     32,600  Johnson Controls, Inc.                                  1,757,792
     81,100  McDonald's Corp.                                        2,141,040
     23,900  Nike, Inc., Class B                                     1,700,485
     19,900  Omnicom Group, Inc.                                     1,589,413
     52,300  Target Corp.                                            2,337,810
     74,013  Viacom, Inc., Class B                                   2,730,339
    130,000  Walt Disney Co.                                         3,051,100
                 Total                                              19,574,293
             Consumer Staples--11.0%
     77,200  Altria Group, Inc.                                      3,703,284
     61,200  Coca-Cola Co.                                           3,142,620
     58,700  Gillette Co.                                            2,529,383
    102,300  Kroger Co.                                              1,707,387
     49,500  PepsiCo, Inc.                                           2,641,815
     16,400  Procter & Gamble Co.                                    1,768,248
     76,400  Sara Lee Corp.                                          1,749,560
    111,700  Wal-Mart Stores, Inc.                                   6,225,041
                 Total                                              23,467,338
             Energy--6.4%
     21,537  ChevronTexaco Corp.                                     1,946,945
     21,800  ConocoPhillips                                          1,598,594
    160,364  Exxon Mobil Corp.                                       6,935,743
     62,000  Halliburton Co.                                         1,800,480
     54,100 1Transocean Sedco Forex, Inc.                            1,446,093
                 Total                                              13,727,855
             Financials--16.6%
     49,604  Allstate Corp.                                          2,181,584
     82,616  American International Group, Inc.                      6,055,753
     33,446  Bank of America Corp.                                   2,780,366
     61,400  Bank of New York Co., Inc.                              1,846,298
    103,365  Citigroup, Inc.                                         4,799,237
     30,000  Federal National Mortgage Association                   2,031,000
    106,500  J.P. Morgan Chase & Co.                                 3,923,460
     21,600  Lehman Brothers Holdings, Inc.                          1,634,040
     64,400  MBNA Corp.                                              1,635,760
     28,000  Merrill Lynch & Co., Inc.                               1,590,400
     57,800  Morgan Stanley                                          3,092,878
     34,800  Wachovia Corp.                                          1,642,908
     33,100  Wells Fargo & Co.                                       1,946,280
                 Total                                              35,159,964
             Healthcare--14.3%
     35,000  Abbott Laboratories                                     1,442,350
     52,200  Baxter International, Inc.                              1,641,168
     29,885 1Biogen Idec, Inc.                                       1,857,353
     44,300 1Boston Scientific Corp.                                 1,962,490
     50,700  Bristol-Myers Squibb Co.                                1,281,189
     29,600 1Forest Laboratories, Inc., Class A                      1,876,344
      3,500 1Hospira, Inc.                                              89,740
     49,700  Johnson & Johnson                                       2,768,787
     22,700  Lilly (Eli) & Co.                                       1,672,309
     50,800  McKesson HBOC, Inc.                                     1,747,520
     69,400 1Medimmune, Inc.                                         1,670,458
     33,700  Medtronic, Inc.                                         1,614,230
     52,800  Merck & Co., Inc.                                       2,497,440
    156,141  Pfizer, Inc.                                            5,518,023
     92,000  Schering Plough Corp.                                   1,554,800
     30,200  Wyeth                                                   1,087,200
                 Total                                              30,281,401
             Industrials--13.1%
     18,500  Caterpillar, Inc.                                       1,393,975
     73,900  Cendant Corp.                                           1,695,266
     44,800  Danaher Corp.                                           2,106,944
     18,300  Deere & Co.                                             1,202,310
     21,100  FedEx Corp.                                             1,552,538
    256,100  General Electric Co.                                    7,969,832
     35,200  Ingersoll-Rand Co., Class A                             2,298,560
     56,200  Masco Corp.                                             1,626,990
     49,800  Raytheon Co.                                            1,655,850
     36,400  Textron, Inc.                                           1,989,260
     79,400  Tyco International Ltd.                                 2,444,726
     65,200  Waste Management, Inc.                                  1,875,152
                 Total                                              27,811,403
             Information Technology--19.7%
     68,000 1Advanced Micro Devices, Inc.                            1,057,400
    225,300 1Applied Materials, Inc.                                 4,496,988
    149,700 1Cisco Systems, Inc.                                     3,315,855
     59,600 1Dell, Inc.                                              2,096,728
     54,500  First Data Corp., Class                                 2,359,305
    235,512  Hewlett-Packard Co.                                     5,002,275
     31,700  IBM Corp.                                               2,808,303
    176,300  Intel Corp.                                             5,033,365
     45,300 1KLA-Tencor Corp.                                        2,182,554
     47,300 1Lam Research Corp.                                      1,188,649
     25,400 1Lexmark International Group, Class A                    2,395,728
     32,400  Maxim Integrated Products, Inc.                         1,646,892
    263,700  Microsoft Corp.                                         6,948,495
    120,600 1Oracle Corp.                                            1,365,192
                 Total                                              41,897,729
             Materials--3.0%
     67,500  Alcoa, Inc.                                             2,112,750
     47,100  Du Pont (E.I.) de Nemours & Co.                         2,034,720
     51,900  International Paper Co.                                 2,176,167
                 Total                                               6,323,637
             Telecommunication Services--4.7%
     89,741  AT&T Corp.                                              1,487,906
     95,300  BellSouth Corp.                                         2,378,688
    119,900  SBC Communications, Inc.                                2,841,630
     93,018  Verizon Communications                                  3,216,562
                 Total                                               9,924,786
             Utilities--0.8%
     61,000 1P G & E Corp.                                           1,738,500
                 Total Common Stocks (identified cost               209,906,906
                 $199,129,103)

             Repurchase Agreements--1.1%
  2,286,000  Interest in $1,500,000,000 joint repurchase
             agreement with Banc of America Securities LLC,
             1.05%, dated 5/28/2004, to be repurchased at
             $2,286,267 on 6/1/2004, collateralized by U.S,
             Government Agency Obligations with various
             maturities to 10/1/2003, collateral market value
             $1,530,039,205 (at amortized cost)                      2,286,000
                 Total Investments--99.9%                          212,192,906
             ---------------------------------------------------
                 (identified cost $201,415,103)2
                 other assets and liabilities--0.1%                     235,443
                 total net assets--100%                             $212,428,349

---------------------------------------------------------------------------

    1 Non-income producing security.
    2 The cost of investments for federal tax purposes amounts to $201,415,103.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value
(identified cost $201,415,103)                           $    212,192,906
Cash                                                                  626
Income receivable                                                 279,966
  Total assets                                                212,473,498
Liabilities:
Payable for transfer and dividend disbursing
agent fees and expenses (Note 5)                4,691
Accrued expenses                               40,458
  Total liabilities                                                45,149
Net assets for 19,763,693 shares outstanding             $    212,428,349
Net Assets Consist of:
Paid in capital                                          $    197,699,999
Net unrealized appreciation of investments                     10,777,803
Accumulated net realized gain on investments                    2,006,385
Undistributed net investment income                             1,944,162
  Total Net Assets                                       $    212,428,349
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$212,428,349 / 19,763,693 shares outstanding                       $10.75

==========================================================================
See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)



Investment Income:
Dividends                                                           $         1,766,273
Interest                                                                         12,867
  Total income                                                                1,779,140
Expenses:
Administrative personnel and
services fee (Note 5)                                        79,610
Custodian fees                                               12,496
Transfer and dividend
disbursing agent fees and
expenses  (Note 5)                                            7,390
Auditing fees                                                 6,681
Legal fees                                                    2,905
Portfolio accounting fees (Note
5)                                                           39,037
Insurance premiums                                            3,934
Miscellaneous                                                   150
  Total expenseS                                            152,203
Waiver and Reimbursement (Note
5):
Waiver of administrative
personnel and services fee           $      (79,610)
Reimbursement of other
operating expenses                          (14,474)
     TOTAL WAIVER AND
REIMBURSEMENT                                               (94,084)
Net expenses                                                                     58,119
Net investment income                                                         1,721,021
Realized and Unrealized Gain on
Investments:
Net realized gain on
investments                                                                   2,177,167
Net change in unrealized
appreciation of investments                                                   8,175,358
Net realized and unrealized
gain on investments                                                          10,352,525
Change in net assets resulting
from operations                                                     $        12,073,546


See Notes which are an integral part of the Financial Statements
===========================================================================

CAPITAL APPRECIATION CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      Six
                                                   Months
                                                    Ended               Period
                                              (unaudited)                Ended
                                                5/31/2004          11/30/20031
Increase (Decrease) in Net Assets
Operations:
Net investment income                  $        1,721,021      $       223,141
Net realized gain (loss) on
investments                                     2,177,167             (170,782)
Net change in unrealized
appreciation/depreciation of
investments                                     8,175,358            2,602,445
  Change in net assets resulting
  from operations                              12,073,546            2,654,804
Share Transactions:
Proceeds from sale of shares                   28,600,000          182,900,100
Cost of shares redeemed                       (13,800,000)               (101)
  Change in net assets resulting
  from share transactions                      14,800,000          182,899,999
Change in net assets                           26,873,546          185,554,803
Net Assets:
Beginning of period                           185,554,803                  ---
End of period (including
undistributed net investment income
of $1,944,162 and $223,141,
respectively)                          $      212,428,349      $   185,554,803

1 For the period from October 28, 2003 (date of initial investment) to November 30, 2003.
===========================================================================
See Notes which are an integral part of the Financial Statements

CAPITAL APPRECIATION CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                             Six
                             Months
                             Ended               Period
                             (unaudited)          Ended
                              5/31/2004      11/30/2003 1
Net Asset Value, Beginning
of Period                        $10.14          $10.00

Income From Investment
Operations:
Net investment income              0.09            0.01
Net realized and
unrealized gain on
investments                        0.52            0.13
Total from investment
operations                         0.61            0.14
Net Asset Value, End of
Period                           $10.75          $10.14
Total Return2                      6.02%          1.40%

Ratios to Average Net
Assets:
Expenses                           0.05 %3         0.05 %3
Net investment income              1.63 %3         2.21 %3
Expense
waiver/reimbursement4              0.09 %3         0.49 %3

Supplemental Data:
Net assets, end of period
(000 omitted)                  $212,428        $185,555
Portfolio turnover                   34 %             8 %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

FEDERATED CAPITAL APPRECIATION CORE FUND


NOTES TO FINANCIAL STATEMENTS


May 31, 2004 (unaudited)

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, Distributions and Tax

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. Contributions/withdrawAls

Transactions in shares were as follows:

                                       Six
                                       Months
                                       Ended
                                       (unaudited)    Period
                                       5/31/2004      Ended
                                                      11/30/2003 1
---------------------------------------------------------------------
Proceeds from contributions            2,713,783      18,305,997
Fair value withdrawals                 (1,256,077)    (10)
  TOTAL CHANGE RESULTING FROM          1,457,706      18,305,987
  CONTRIBUTIONS/WITHDRAWALS
---------------------------------------------------------------------

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.
======================================================================

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $201,415,103. The net unrealized appreciation of investments for federal tax purposes was $10,777,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$13,574,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,796,398.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling. is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. ("FASI"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FASI provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FASI may voluntarily choose to waive any portion of its fee. FASI may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FASI serves as transfer and dividend disbursing agent for the Fund. The fee paid to FASI is based on the size, type and number of accounts and transactions made by shareholders. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases                                                  $86,682,629
Sales                                                      $71,345,752

7. Legal Proceedings

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.














Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 23, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004